PROPERTY, PLANT AND EQUIPMENT, AT FAIR VALUE (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of Property, Plant and Equipment at Fair Value
The following table presents a reconciliation of property, plant and equipment at fair value:

(MILLIONS)	Notes	Hydroelectric	Wind	Solar	Other(1)	Total(2)(3)
Property, plant and equipment, at fair value
As at December 31, 2023		$26,591	$7,172	$8,302	$197	$42,262
Additions, net		4	31	(53)	—	(18)
Transfer from construction work-in-progress		82	246	410	—	738
Transfer to assets held for sale		—	—	—	(9)	(9)
Disposals	4	(174)	(2,705)	(1,863)	(39)	(4,781)
Items recognized through OCI:
Change in fair value		2,846	(4)	(65)	101	2,878
Foreign exchange	11	(1,687)	(222)	(466)	(19)	(2,394)
Items recognized through net income:
Change in fair value		(51)	(9)	(12)	(31)	(103)
Depreciation		(507)	(369)	(370)	(16)	(1,262)
As at December 31, 2024		27,104	4,140	5,883	184	37,311
Additions, net(4)		15	2	63	23	103
Transfer from construction work-in-progress		115	334	179	3	631
Transfer to assets held for sale		(126)	(165)	(136)	(14)	(441)
Disposals	4	—	—	(1,153)	(23)	(1,176)
Items recognized through OCI:
Change in fair value		416	103	(415)	(116)	(12)
Foreign exchange	11	2,221	113	417	(8)	2,743
Items recognized through net income:
Change in fair value		(9)	(38)	(33)	—	(80)
Depreciation		(528)	(314)	(355)	(43)	(1,240)
As at December 31, 2025		$29,208	$4,175	$4,450	$6	$37,839
Construction work-in-progress, at fair value
As at December 31, 2023		$221	$803	$741	$11	$1,776
Additions, net		115	216	393	54	778
Transfer to property, plant and equipment		(82)	(246)	(410)	—	(738)
Disposals	3	(1)	(148)	(390)	(3)	(542)
Items recognized through OCI:
Change in fair value		—	(15)	165	68	218
Foreign exchange	11	(10)	(64)	(33)	—	(107)
As at December 31, 2024		243	546	466	130	1,385
Additions, net		145	261	541	220	1,167
Transfer to property, plant and equipment		(115)	(334)	(179)	(3)	(631)
Disposals(5)	4	—	—	(22)	(261)	(283)
Items recognized through OCI:
Change in fair value		—	54	40	84	178
Foreign exchange	11	7	15	45	—	67
Items recognized through net income:
Change in fair value		—	—	(23)	—	(23)
As at December 31, 2025		$280	$542	$868	$170	$1,860
Total property, plant and equipment, at fair value
As at December 31, 2024(2)(3)		$27,347	$4,686	$6,349	$314	$38,696
As at December 31, 2025(2)(3)		$29,488	$4,717	$5,318	$176	$39,699
(1)Includes battery storage (2024: biomass, cogeneration and battery).
(2)Includes right-of-use assets not subject to revaluation of $29 million (2024: $34 million) in our hydroelectric segment, $104 million (2024: $119 million) in our wind segment,$118 million (2024: $126 million) in our solar segment and $8 million (2024: nil) in other.
(3)Includes land not subject to revaluation of $204 million (2024: $200 million) in our hydroelectric segment, $12 million (2024: $12 million) in our wind segment, $40 million (2024: $44 million) in our solar segment, and nil (2024: $1 million) in other.
(4)Includes fair value changes to decommissioning assets of $6 million.
(5)Includes $258 million transferred to a subsidiary of the partnership. Refer to Note 28 - Related party transactions for more details.

Disclosure Of Acquisition Through Asset, Property, Plant And Equipment
During the year ended December 31, 2025, the company, together with its institutional partners, completed the acquisition of the following investments. These transactions are accounted for as asset acquisitions as they do not constitute a business combination under IFRS 3.

Region	Technology	Capacity	Amount recognized in Property, Plant and Equipment	Brookfield Renewable Corporation Economic Interest
U.S.	Utility-scale solar	300 MW	$66 million	20%
U.S.	Utility-scale solar & storage	725 MW	$47 million	39%
U.S.	Utility-scale solar	177 MW	$23 million	20%

Schedule of Discount Rates, Terminal Capitalization Rates and exit Dates Used in the Valuation Methodology
Discount rates, terminal capitalization rates and terminal years used in the valuation methodology are provided in the following table:

	North America		Colombia		Brazil		Europe
	2025	2024	2025	2024	2025	2024	2025	2024
Discount rate(1)
Contracted	5.0% - 5.7%	5.1% - 5.8%	8.4%	8.5%	9.4%	9.6%	5.0%	4.9%
Uncontracted	6.0% - 6.8%	6.1% - 7.0%	9.6%	9.8%	10.6%	10.8%	5.0%	4.9%
Terminal capitalization rate(2)	4.7%	5.1%	7.1%	7.3%	N/A	N/A	N/A	N/A
Terminal year(3)	2046	2045	2045	2044	2053	2053	2036	2036
(1)Discount rates are not adjusted for asset specific risks.
(2)The terminal capitalization rate applies only to hydroelectric assets in the United States and Colombia.
(3)Terminal year refers to the weighted-average valuation date of the terminal value.

Schedule in Impact of a Change in Discount Rates, Electricity Prices and Terminal Capitalization Rates on the Fair Value of Property, Plant and Equipment
The following table summarizes the impact of a change in discount rates, electricity prices and terminal capitalization rates on the fair value of property, plant and equipment:

	2025
(MILLIONS)	North America	Colombia	Brazil	Europe	Total
25 bps increase in discount rates	$(790)	$(630)	$(80)	$(20)	$(1,520)
25 bps decrease in discount rates	870	520	80	20	1,490
5% increase in future long-term energy prices	580	720	110	—	1,410
5% decrease in future long-term energy prices	(580)	(720)	(110)	—	(1,410)
25 bps increase in terminal capitalization rate	(260)	(150)	—	—	(410)
25 bps decrease in terminal capitalization rate	290	170	—	—	460

	2024
(MILLIONS)	North America	Colombia	Brazil	Europe	Total
25 bps increase in discount rates	$(890)	$(400)	$(80)	$(20)	$(1,390)
25 bps decrease in discount rates	980	550	80	20	1,630
5% increase in future long-term energy prices	890	560	90	—	1,540
5% decrease in future long-term energy prices	(890)	(560)	(90)	—	(1,540)
25 bps increase in terminal capitalization rate	(270)	(120)	—	—	(390)
25 bps decrease in terminal capitalization rate	300	130	—	—	430

Schedule of the Percentage of Total Generation Contracted Under Power Purchase Agreements
The following table summarizes the percentage of total generation contracted under power purchase agreements as at December 31, 2025:

	North America	Colombia	Brazil	Europe
1 - 5 years	83%	61%	86%	100%
6 - 10 years	60%	25%	71%	100%
11 - 20 years	49%	3%	33%	100%

2024
1 - 5 years	65%	66%	84%	100%
6 - 10 years	47%	32%	74%	100%
11 - 20 years	29%	4%	41%	100%
The following table summarizes average power prices from long-term power purchase agreements that are linked specifically to the related power generating assets:

Per MWh(1)	North America	Colombia		Brazil		Europe
1 - 10 years	$87	COP	308,000	R$	301	€61
11 - 20 years	101		394,000	367		76

2024
1 - 10 years	$88	COP	310,000	R$	301	€53
11 - 20 years	127		398,000	393		66
(1)Assumes nominal prices based on weighted-average generation.
The following table summarizes the estimates of future electricity prices:

Per MWh(1)	North America	Colombia		Brazil		Europe
1 - 10 years	$92	COP	555,000	R$	374	N/A
11 - 20 years	111		763,000	469		N/A

2024
1 - 10 years	$88	COP	494,000	R$	306	N/A
11 - 20 years	116		684,000	431		N/A
(1)Assumes nominal prices based on weighted-average generation.

Schedule of Revalued Property, Plant and Equipment
Had the company’s revalued property, plant and equipment been measured on a historical cost basis, the carrying amounts, net of accumulated depreciation would have been as follows at December 31:

(MILLIONS)	2025	2024
Hydroelectric	$8,673	$8,125
Wind	3,294	3,494
Solar	4,472	5,122
Other(1)	120	100
	$16,559	$16,841
(1)Includes battery storage (2024: biomass, cogeneration, and battery storage)